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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-146452


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                        FS VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES
             SEASONS SELECT II VARIABLE ANNUITY DATED APRIL 30, 2008
               SEASONS ELITE VARIABLE ANNUITY DATED APRIL 30, 2008
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The following replaces the investment requirements in the MARKETLOCK INCOME PLUS section under "Are there investment requirements if I elect MarketLock Income Plus?":

     -   Cash Management Variable Portfolio

     -   Managed Allocation Balanced Variable Portfolio

     -   Managed Allocation Moderate Variable Portfolio

     -   Managed Allocation Moderate Growth Variable Portfolio

     -   Strategic Allocation Balanced

     -   Strategic Allocation Moderate Growth

     -   Strategic Allocation Moderate

     or

     -   6 or 12 month DCA Fixed Accounts, if available.

The following replaces the investment requirements outlined in paragraph "(1)" found under +6% Option - Investment Requirements in the MARKETLOCK FOR LIFE PLUS section under "Are there investment requirements if I elect MarketLock For Life Plus?":

     (1) Allocate 100% of your investment in one of the following:

     -   Managed Allocation Balanced Variable Portfolio

     -   Managed Allocation Moderate Variable Portfolio

     -   Managed Allocation Moderate Growth Variable Portfolio

     -   Strategic Allocation Balanced

     -   Strategic Allocation Moderate Growth

     -   Strategic Allocation Moderate

     or

     -   6 or 12 month DCA Fixed Accounts, if available.

The following replaces the first paragraph under +7% Option- Investment Requirements in the MARKETLOCK FOR LIFE PLUS section under "Are there investment requirements if I elect MarketLock For Life Plus?":

You may comply with investment requirements for the +7% Option by allocating 100% of your investments to the following:

     -   Cash Management Variable Portfolio

     -   Managed Allocation Balanced Variable Portfolio

     -   Managed Allocation Moderate Variable Portfolio

     -   Managed Allocation Moderate Growth Variable Portfolio

     -   Strategic Allocation Balanced

     -   Strategic Allocation Moderate Growth

     -   Strategic Allocation Moderate

     or

     -   6 or 12 month DCA Fixed Accounts, if available.


Dated: June 5, 2008

               Please keep this Supplement with your Prospectus.